Other current assets (Tables)	6 Months Ended
Oct. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Deposit	48,108	52,693	40,495
Prepayment	44,042	46,511	35,744
Other current assets	48,250	6,122	4,704
	140,400	105,326	80,943